Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Accrued expenses	¥ 1,134,372	$ 162,213	¥ 1,633,122
Accrued rebates	322,434	46,107	378,390
Payroll and welfare payable	498,511	71,286	540,205
Payable for share repurchase	26,972	3,857	140,279
Operating lease liabilities - current portion	39,207	5,607	73,610
VAT and surcharges payable	58,798	8,408	53,704
Users' and third parties' deposits	53,302	7,622	45,942
Payable for purchase of fixed assets	18,582	2,657	27,763
Professional service fees	13,510	1,932	15,650
Deposit from customers	9,478	1,355	9,240
Payable for exercise of share-based awards	5,548	793	3,616
Others	11,782	1,686	10,348
Accrued expenses and other payables	¥ 2,192,496	$ 313,523	¥ 2,931,869